UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24008

HL SCOPE RIC LLC

(Exact name of registrant as specified in charter)

110 Washington Street, Suite 1300

Conshohocken, Pennsylvania 19428-2053

(Address of principal executive offices) (Zip Code)

Andrew Schardt

Hamilton Lane Advisors, L.L.C.

110 Washington Street, Suite 1300

Conshohocken, Pennsylvania 19428-2053

(Name and address of agent for service)

Copy to:

Suzan Barron Brown Brothers Harriman & Co. 50 Post Office Sq. Boston, MA 02110	Ryan P. Brizek, Esq. Simpson Thacher & Bartlett LLP 900 G Street, N.W. Washington, D.C. 20001

Registrant’s telephone number, including area code: (866) 361-1720

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Report to Stockholders.

1.(a) The Report to Shareholders is attached herewith.

HL SCOPE RIC LLC

(Delaware Limited Liability Company)

Semi-Annual Report

For the Six Months Ended June 30, 2025 (Unaudited)

HL SCOPE RIC LLC

Table of Contents

For the six months ended June 30, 2025 (Unaudited)

1
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Schedule of Investments

June 30, 2025 (Unaudited)

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 95.37%
Term Loans* – 90.56%
Direct Credit – 90.56%
AIS Holdco, LLC (Initial Term Loan)[1]	6% + CME Term SOFR	5/21/2029	5/21/2024	$8,634,750	$8,500,453	$ 8,433,560#
Apex Service Partners, LLC (2024 Term Loan)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	3,769,028	3,735,638	3,744,906#
Apex Service Partners, LLC (First Amendment Incremental DDTL Loan)[1]	5% + CME Term SOFR	10/24/2030	9/24/2024	4,988,404	4,966,606	4,956,478#
Apex Service Partners, LLC (Initial DDTL)[1]	5% + CME Term SOFR	10/24/2030	10/22/2024	897,065	889,118	891,324#
Apex Service Partners, LLC (Second Amendment Incremental DDTL Loan)[1,2]	5% + CME Term SOFR	10/24/2030	4/29/2025	4,378,641	4,358,414	4,350,618#
Apex Service Partners, LLC (Second Amendment Incremental Term Loan)[1]	5% + CME Term SOFR	10/24/2030	4/29/2025	3,623,173	3,588,081	3,599,985#
Arctic Holdco, LLC (2025 DDTL)[1,2]	5.25% + CME Term SOFR	1/31/2032	1/31/2025	2,363,503	2,352,813	2,341,265
Arctic Holdco, LLC (Initial Refinancing Revolving Loan)[1,2]	5.25% + CME Term SOFR	1/31/2031	1/31/2025	917,197	909,781	908,568
Arctic Holdco, LLC (Tranche B Term Loan)[1]	5.25% + CME Term SOFR	1/31/2032	1/31/2025	33,462,420	33,147,565	33,147,573
Ardonagh Midco 3 Ltd (Syndicated Facility B (USD))[1]	2.75% + CME Term SOFR	2/15/2031	4/2/2025	10,972,500	10,972,500	10,972,500
Associations, Inc. (Revolving Loan (2024))[1,2]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	714,176	714,176	711,534
Associations, Inc. (Special Purpose DDTL)[1,2]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	333,250	333,250	332,017
Associations, Inc. (Term Loan A)[1]	6.5% + CME Term SOFR	7/2/2028	5/3/2024	12,984,251	12,984,251	12,936,209
Astro Acquisition, LLC (2024 Term Loan)[1]	5.25% + CME Term SOFR	12/13/2027	6/30/2025	9,875,000	9,841,724	9,813,775#
BDO USA, P.C. (2024 Term Loan)[1]	5% + CME Term SOFR	8/31/2028	10/4/2024	14,886,364	14,886,364	14,864,034#
Celero Commerce, LLC (2025 Term Loan)[1]	5% + CME Term SOFR	2/28/2031	3/14/2025	15,142,771	15,034,887	15,034,887
Continental Cafe Holdings, LLC (DDTL)[1,2]	5% + CME Term SOFR	12/31/2029	4/11/2025	1,848,485	1,839,930	1,816,691#
Continental Cafe Holdings, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	12/31/2029	12/19/2024	10,402,273	10,285,969	10,249,040#
Dealer Services Network, LLC (Second Amendment Incremental Term Loan)[1]	5.75% + CME Term SOFR	2/9/2027	9/5/2024	15,920,000	15,814,465	15,816,520#
Diligent Corporation (fka Diamond Merger Sub II, Corp.) (A-1 Cash Pay Term Loan)[1]	5% + CME Term SOFR	8/2/2030	4/23/2024	6,374,113	6,335,187	6,306,547#
Diligent Corporation (fka Diamond Merger Sub II, Corp.) (A-1 PIK Option Term Loan)[1]	5% + CME Term SOFR	8/2/2030	4/23/2024	1,092,701	1,086,028	1,081,119#

See accompanying Notes to Financial Statements.

2
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 95.37% (Continued)
Term Loans* – 90.56% (Continued)
Direct Credit – 90.56% (Continued)
DTI Holdco, Inc. (2025 Refinancing Term Loan (First Lien))[1]	4% + CME Term SOFR	4/26/2029	2/7/2025	$19,899,237	$19,860,617	$19,854,737
Engineering Research And Consulting, LLC (Term B Loan)[1]	5% + CME Term SOFR	8/29/2031	8/16/2024	9,950,000	9,774,350	9,833,585#
ESCP DTFS, Inc. (Initial Term Loan)	5.5% + CME Term SOFR	9/28/2029	9/30/2024	9,925,000	9,777,404	9,780,095#
Frazier & Deeter Advisory, LLC (Initial Term Loan)[1]	4.5% + CME Term SOFR	5/3/2032	5/1/2025	25,500,000	25,251,086	25,251,079
Kleinfelder Intermediate, LLC (DDTL)[1,2]	5% + CME Term SOFR	9/18/2030	6/12/2025	1,989,720	1,989,720	1,989,720
Kleinfelder Intermediate, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	9/18/2030	6/12/2025	18,734,454	18,734,454	18,734,454
LSCS Holdings, Inc. (2025 Refinancing Term Loan (First Lien))[1]	4.5% + CME Term SOFR	3/4/2032	2/21/2025	19,797,204	19,725,780	19,797,204
Minds Buyer, LLC (Second Amendment Incremental Term Loan (First Lien))[1]	5% + CME Term SOFR	5/3/2029	3/31/2025	9,431,771	9,351,483	9,374,237#
Monarch Buyer, Inc. (Initial Term Loan)[1]	4.75% + CME Term SOFR	6/2/2032	6/2/2025	30,000,000	29,703,402	29,703,402
NDT Global Holding, Inc. (Initial Term Loan)[1]	4.75% + CME Term SOFR	6/4/2032	6/4/2025	21,000,000	20,792,217	20,792,217
OneZero Financial Systems, LLC (DDTL)[1,2]	5% + CME Term SOFR	10/7/2031	10/7/2024	531,936	530,102	527,149#
OneZero Financial Systems, LLC (Initial Term Loan)	5% + CME Term SOFR	10/7/2031	10/7/2024	9,015,865	8,935,125	8,934,723#
Perforce Software, Inc. (2024-1 Refinancing Term Loan (First Lien))[1]	4.75% + CME Term SOFR	7/2/2029	12/18/2024	4,975,000	4,908,107	4,908,107
PT Intermediate Holdings III, LLC (2024 Term Loan)[1]	3.25% + CME Term SOFR	4/9/2030	4/3/2024	16,570,274	16,533,711	16,452,469#
Redwood Services, LP (Closing Date Term Loan)[1]	4.75% + CME Term SOFR	6/16/2032	6/16/2025	34,200,000	33,860,006	33,860,006
SGA Dental Partners Opco, LLC (Initial DDTL)[1,2]	5.5% + CME Term SOFR	7/17/2029	7/17/2024	1,847,500	1,833,553	1,812,671
SGA Dental Partners Opco, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	7/17/2029	7/17/2024	12,524,405	12,321,792	12,288,294
Smartronix, LLC (Term Loan)	4.5% + CME Term SOFR	2/6/2032	2/6/2025	6,483,750	6,422,278	6,438,528
Solidcore Topco, LLC (Initial Term Loan)[1]	5.75% + CME Term SOFR	11/4/2030	11/1/2024	9,975,000	9,797,262	9,814,502#
Starlight Parent, LLC (Initial Term Loan (First Lien))[1]	4% + CME Term SOFR	4/16/2032	3/13/2025	15,000,000	14,540,114	14,450,777
Summit Buyer, LLC (Closing DDTL)[1,2]	5% + CME Term SOFR	6/2/2031	5/31/2024	4,399,975	4,383,383	4,366,975#
Summit Buyer, LLC (Closing Date Term Loan)[1]	5% + CME Term SOFR	6/2/2031	5/31/2024	12,756,861	12,649,046	12,661,185#

See accompanying Notes to Financial Statements.

3
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

Description	Interest rate	Maturity date	Acquisition date	Principal amount	Cost	Fair Value
Investments† – 95.37% (Continued)
Term Loans* – 90.56% (Continued)
Direct Credit – 90.56% (Continued)
Sunshine Cadence Holdco, LLC (DDTL)[1,2]	5% + CME Term SOFR	5/1/2031	5/1/2024	$1,717,574	$1,717,574	$ 1,691,810#
Sunshine Cadence Holdco, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	5/1/2031	5/1/2024	11,501,324	11,405,479	11,328,804#
Tau Buyer, LLC (DDTL)[1,2]	4.75% + CME Term SOFR	2/2/2032	1/29/2025	623,529	621,107	617,662
Tau Buyer, LLC (Revolving Credit Loan)[1,2]	4.75% + CME Term SOFR	2/2/2032	1/29/2025	70,588	70,404	69,924
Tau Buyer, LLC (Term B Loan)[1]	4.75% + CME Term SOFR	2/2/2032	1/29/2025	6,764,706	6,701,055	6,701,055
TEAM Services Group, LLC (Incremental Term Loan (First Lien))[1]	5.25% + CME Term SOFR	12/20/2027	6/28/2024	8,955,000	8,815,010	8,820,675#
US Fitness Holdings, LLC (Initial Term Loan)[1]	5.5% + CME Term SOFR	9/4/2031	9/4/2024	7,576,214	7,508,010	7,527,650#
Vensure Employer Services, Inc. (Initial Term Loan)[1]	5% + CME Term SOFR	9/27/2031	11/1/2024	11,940,000	11,800,287	11,833,734#
VSTG Intermediate Holdings, Inc. (Initial Term Loan)[1]	3.75% + CME Term SOFR	7/13/2029	1/24/2025	9,436,294	9,436,294	9,436,294
Vybond Buyer, LLC (Initial Term Loan)[1]	5% + CME Term SOFR	2/3/2032	2/3/2025	10,400,117	10,253,148	10,253,148
Total Direct Credit						522,216,022
Total Term Loans						522,216,022

Fund of Funds – 1.20%
Direct Equity – 1.20%
BCP Great Lakes II - Series A Holdings LP^[1]	N/A	N/A	7/17/2024	N/A	7,240,910	6,927,625
Total Direct Equity						6,927,625
Total Fund of Funds						6,927,625

Short Term Investments – 3.61%
Time Deposits – 3.61%
JPMorgan Chase & Co.	3.68%	7/1/2025	6/30/2025	20,807,323	20,807,323	20,807,323
Total Time Deposits						20,807,323
Total Short Term Investments						20,807,323

See accompanying Notes to Financial Statements.

4
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Schedule of Investments (Continued)

June 30, 2025 (Unaudited)

Fair Value

Total Investments (Cost $550,628,793)	$549,950,970
Assets in excess of other liabilities – 4.63%	26,706,602
Total Net Assets – 100%	$576,657,572

DDTL - Delayed Draw Term Loan

CME - Chicago Mercantile Exchange

SOFR - Secured Overnight Financing Rate (CME Term SOFR 3 Month was 4.29% at June 30, 2025)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company.
*	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks, (iii) the Certificate of Deposit rate, or (iv) SOFR.
#	The Fair Value is estimated using significant unobservable inputs. Please see notes to financial statements for further details regarding the valuation policy of the Fund.
^	Investments do not issue shares.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments.
[2]	Investment has been committed to but has not been fully funded by the Fund as of period end.

Percentage based on net assets of $576,657,572.

See accompanying Notes to Financial Statements.

5
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Statement of Assets and Liabilities

June 30, 2025 (Unaudited)

Assets
Investments, at fair value (cost $550,628,793)	$549,950,970
Cash	54,496
Interest receivable	3,489,985
Dividend receivable	180,822
Receivable for investments sold	105,452
Prepaid organizational expenses	196,199
Prepayment for investments purchased	23,690,000
Prepaid expenses and other receivables	23,980
Total Assets	577,691,904

Liabilities
Administration fees payable	293,027
Organizational costs payable	88,785
Deferred original issue discount on unfunded loans	81,054
Audit fees payable	61,677
Professional fees payable	45,205
Tax advisory fees payable	28,811
Custody fees payable	26,622
Directors fees payable	15,000
Transfer agent fees payable	10,109
Other payables	384,042
Total Liabilities	1,034,332

Commitments and contingencies (see Note 9)

Net Assets	$576,657,572

Composition of Net Assets:
Paid-in capital	$318,428,683
Total distributable earnings	258,228,889
Net Assets	$576,657,572

Net Assets Attributable to:
Common Shares	$576,657,572

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized):
Common Shares	5,608,547

Net Asset Value per Share:
Common Shares	$102.82

See accompanying Notes to Financial Statements.

6
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Statement of Operations

For the six months ended June 30, 2025 (Unaudited)

Investment Income
Interest income	$18,966,846
Dividend income	504,869
Total Investment Income	19,471,715

Expenses
Legal fees	231,130
Administration fees	209,972
Organizational expenses	73,575
Audit fees	69,177
Professional fees	36,799
Directors fees	30,000
Custody fees	20,240
Tax expense	17,124
Transfer agent fees	7,135
Tax advisory fees	6,586
Other expenses	100,710
Total Expenses	802,448
Net Investment Income	18,669,267

Realized and Change in Unrealized Gain/(Loss)
Net realized gain on investments	413,253
Net change in unrealized appreciation/(depreciation) on investments	(1,354,195)
Net Realized and Change in Unrealized Gain/(Loss)	(940,942)

Net Increase in Net Assets Resulting from Operations	$17,728,325

See accompanying Notes to Financial Statements.

7
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Statement of Changes in Net Assets

	For the six months ended June 30, 2025 (Unaudited)	For the period ended December 31, 2024^
Change in Net Assets Resulting from Operations
Net investment income	$18,669,267	$11,893,617
Net realized gain on investments	413,253	93,586
Net change in unrealized appreciation/(depreciation) on investments	(1,354,195)	676,372
Net Change in Net Assets Resulting from Operations	17,728,325	12,663,575

Distributions to investors
Distributable earnings	(33,615,296)	(4,000,000)
Net Change in Net Assets from Distributions to Investors	(33,615,296)	(4,000,000)

Change in Net Assets Resulting from Capital Share Transactions
Common Shares
Proceeds from Shares issued	310,455,507	296,936,268
Cost of Shares redeemed	-	(23,510,807)*
Net Change in Net Assets Resulting from Capital Share Transactions	310,455,507	273,425,461

Total Net Increase in Net Assets	294,568,536	282,089,036

Net Assets
Beginning of period	282,089,036	-
End of period	$576,657,572	$282,089,036

Shareholder Activity
Common Shares
Shares issued	2,938,985	2,895,896
Shares redeemed	-	(226,334)
Net Change in Common Shares Outstanding	5,608,547	2,669,562

^	For the period from April 1, 2024 (commencement of operations) through December 31, 2024.

*	$23,510,807 represents in-kind redemption of investments, detailed in Note 11.

See accompanying Notes to Financial Statements.

8
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Statement of Cash Flows

For the six months ended June 30, 2025 (Unaudited)

Cash Flows From Operating Activities
Net increase in net assets from operations	$17,728,325
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	(324,200,236)
Sales of investments	66,098,650
Purchases of short-term investments, net	(12,692,445)
Net realized gain on investments	(413,253)
Net change in unrealized appreciation/(deprecation) on investments	1,354,195
Changes in Assets
Increase in prepayment for investments purchased	(23,690,000)
Increase in interest receivable	(1,310,247)
Increase in prepaid organizational expenses	(196,199)
Decrease in dividend receivable	87,090
Increase in prepaid expenses and other receivables	(23,980)
Changes in Liabilities
Increase in administration fees payable	209,972
Decrease in deferred original issue discount on unfunded loans	(150,456)
Increase in organizational costs payable	88,785
Decrease in audit fees payable	(77,823)
Decrease in tax advisory fees payable	(29,289)
Increase in custody fees payable	20,240
Increase in directors fees payable	15,000
Increase in transfer agent fees payable	7,134
Increase in other payables	352,484
Net cash used in operating activities	(276,822,053)

Cash flows from financing activities:
Proceeds from Shares issued	310,455,507
Distributions to investors	(33,615,296)
Net cash provided by financing activities	276,840,211

Net change in Cash
Cash – Beginning of Period	36,338
Cash – End of Period	$54,496

See accompanying Notes to Financial Statements.

9
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Financial Highlights

	For the six months ended June 30, 2025 Common Shares (Unaudited)	For the period ended December 31, 2024 Common Shares*
Per Share Operating Performance:
Net Asset Value per share, beginning of period	$105.67	$100.00
Activity from investment operations:
Net investment income[1]	4.59	7.05
Net realized and unrealized gain on investments	0.60	0.12
Total from investment operations	5.19	7.17

Distributions to investors
From net investment income	(8.04)	(1.50)
Total distributions to investors	(8.04)	(1.50)

Net Asset Value per share, end of period	$102.82	$105.67
Net Assets, end of period	$576,657,572	$282,089,036

Ratios to average shareholders’ equity:
Net investment income[2]	8.80%	9.10%

Gross expenses[3]	0.36%	0.96%

Total return[4]	4.91%[5]	7.17%[5]
Portfolio turnover rate	15.50%[5]	9.90%[5]

[1]	Per share data is computed using the average shares method.
[2]	Net investment income has been annualized for periods of less than twelve months, except for organizational expenses which are one time expenses. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests. Ratios do not include net investment income of the funds in which the Fund invests that has not been distributed.
[3]	Expense ratios have been annualized for periods of less than twelve months, except for organizational expenses which are one time expenses. Expense ratios do not include the expenses of underlying funds.
[4]	Total return based on per unit net asset value reflects the change in net asset value based on the effects of the performance of the
Fund during the period and assumes distributions, if any, were reinvested.
[5]	Not annualized.
*	For the period from April 1, 2024 (commencement of operations) through December 31, 2024.

See accompanying Notes to Financial Statements.

10
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Notes to the Financial Statements
June 30, 2025 (Unaudited)

1.	Organization

HL SCOPE RIC LLC (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. Hamilton Lane Advisors, L.L.C. (the “Adviser”), a Pennsylvania limited liability company, serves as the investment adviser of the Fund, appointed under the terms of the investment management agreement between the Fund and Adviser (the "Investment Management Agreement"), pursuant to which it performs the functions of a discretionary investment manager. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Fund was organized as a Delaware trust on January 22, 2024 and commenced operations on April 1, 2024.

The Amended and Restated Limited Liability Company Agreement of the Fund dated as of June 17, 2024 (the "Limited Liability Company Agreement") was entered into by HL SCOPE RIC Holdings LLC (the “Member”), a Delaware limited liability company and initial member of the Fund. As of June 30, 2025, HL SCOPE RIC Holdings LLC is the sole member of the Fund.

The Fund bears all other expenses to be incurred in its operation (including to the extent such operations are performed by the Adviser or its affiliates).

The Fund registered under the Investment Company Act as filed with the Securities and Exchange Commission (the “SEC”) on October 10, 2024. Up until October 10, 2024, the Fund remained an unregistered entity.

The investment objective of the Fund is to seek to obtain returns from current income and to a lesser extent, capital appreciation, through investments in private assets globally while also focusing on preservation of capital. The Fund seeks to build a portfolio over time to avoid concentrated risk exposures and to provide sufficient liquidity for limited redemptions.

2.	Summary of significant accounting policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

(a) Basis of Accounting

The Fund is an investment company and follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”). U.S. GAAP for an investment company requires investments to be recorded at their estimated fair value.

(b) Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c) Cash

Cash, represents cash deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation or Securities Investor Protection Corporation limitations.

11
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)
June 30, 2025 (Unaudited)

2.	Summary of significant accounting policies (continued)

(d) Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in fund of funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. Pursuant to the requirements of Rule 2a-5, the Board of Directors (the “Board”) designated the Adviser as its valuation designee (the “Valuation Designee”) to perform fair value determinations and approved new valuation procedures for the Fund, subject to the oversight of the Board.

The Fund’s investments are in private credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these investments at estimated fair values in accordance with ASC 820, consistently applying generally accepted valuation techniques that involve unobservable inputs. These may include references to market multiples, market yields, valuations for comparable companies, public market or private transactions, developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for investments.

Certain fund of funds are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946.

In cases where the NAV of the fund of funds is not available as of the measurement date, the Valuation Designee estimates NAV based upon the most recent NAV provided from the third-party manager or general partner, as adjusted for other information available at the time the portfolio is valued. Such adjustments may include adjustments for additional capital contributions or distributions, as well as market adjustments determined by the Valuation Designee based upon the returns of public market indices and the historical alignment of such public market indices against private indices of a similar strategy to the investment.

(e) Organizational Expenses

Organizational expenses consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board. The aggregate amount of the organizational costs for the six months ended June 30, 2025 are $73,575.

Organizational expenses are expensed as incurred.

12
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)
June 30, 2025 (Unaudited)

2.	Summary of significant accounting policies (continued)

(f) Investment Transactions and Related Income

The Fund's primary source of income is interest income. Interest income, including amortization of premium or discount using the effective interest method and interest on paid-in-kind instruments, is recorded on an accrual basis. The Fund may also receive dividend income, which is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend. The Fund generally recognizes investment income and realized gains/losses sourced from fund of funds based on the characterization of distributions provided by the administrator/investment manager of the portfolio investment on the date notice is received. Such distributions often occur at irregular intervals, and the exact timing of distributions from the investments may not be known until notice is received. It is estimated that distributions will occur over the life of the investments.

Realized gains and losses from the sale of investments will represent the difference between the original cost of the investments, as adjusted for return of capital distributions, amortization and paid in kind interest (net cost), and the net proceeds received at the time of the sale, disposition or distribution date. The Fund records realized gains and losses on investments when securities are sold, distributed to the partners or written-off as worthless. The Fund recognizes the difference between the net cost and the estimated fair value of investments owned as the net change in unrealized appreciation/depreciation on investments in the Statement of Operations.

(g) Foreign Currency

The values of investments denominated in foreign currencies are translated into U.S. dollars at the date of valuation. Capital contributions to the investments and distributions received from the investments are translated into U.S. dollar amounts on the respective dates of each such transaction. The Fund does not isolate the effects of changes in foreign currency rates on the valuation of these investments. Such fluctuations in exchange rates are included with and form part of the net realized and unrealized gain (loss) from investments.

(h) Income Taxes

The Fund has elected to be treated and qualifies as, and intends to qualify each taxable year thereafter, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Prior to October 10, 2024 the Fund was a single-member limited liability company and, as such, disregarded for federal income tax purposes. Accordingly, no provision for federal income taxes was required for the Fund.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s financial statements as of June 30, 2025.

13
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)
June 30, 2025 (Unaudited)

2.	Summary of significant accounting policies (continued)

(h) Income Taxes (continued)

The Fund utilizes a tax-year end of December 31 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and Delaware revenue authorities.

The Adviser has analyzed the Fund’s tax positions and has concluded that as of and during the open tax period ended June 30, 2025, no provision for income taxes is required in the financial statements. Therefore, no additional tax expense, including any interest and penalties, was recorded in the current period. To the extent the Fund recognizes interest and penalties, they are included in interest expense and other expenses, respectively, in the Statement of Operations.

3.	Investment Transactions

For the period ended June 30, 2025, purchases and sales of investments, excluding short-term investments and in-kind transfers, were $324,200,236 and $66,143,476, respectively.

4.	Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

14
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)
June 30, 2025 (Unaudited)

4.	Portfolio Valuation (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2025, in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level I	Level II	Level III	Total
Investments
Term Loans	$-	$-	$522,216,022	$522,216,022
Time Deposits	20,807,323	-	-	20,807,323
	20,807,323	-	522,216,022	543,023,345
Investments valued using practical expedient*				6,927,625
Total Investments				$549,950,970

*	Certain investments that are measured at fair value using NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Statement of Assets and Liabilities.

The following is a reconciliation of assets in which significant unobservable inputs (Level III) were used in determining value:

Balance as of December 31, 2024	$263,520,394
Total gains or losses for the period included in earnings (or changes in net assets)	(883,080)
Transfers into Level III	-
Transfers out of Level III	-
Purchases	324,200,236
Sales	(64,621,528)
Balance as of June 30, 2025	$522,216,022
Change in unrealized gains or losses for the period included in earnings (or changes in partners’ capital) for Level III assets held at the end of the reporting period	$(883,080)

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level III as of June 30, 2025. Certain of the Fund's Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the Fund, including recent transactions. As a result, fair value assets of approximately $313,343,832 have been excluded from the following table.

Assets	Fair Value at June 30, 2025	Valuation Technique(s)	Unobservable Input(1)	Range of Input	Weighted Average of Input(2)	Impact to Valuation from an Increase in Input(3)
Term Loans	$208,872,190	Income Approach	Market Yield	8.65%-10.91%	9.32%	Decrease

(1)	The Adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.
(2)	Weighted average by the relative Fair Value of the investments in that asset class.
(3)	This column represents the directional change in the fair value of the Level III investments that would result from an increase to the corresponding unobservable input.

15
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)
June 30, 2025 (Unaudited)

5.	Federal Income Taxes

At June 30, 2025, there were no differences between cost amounts for financial statements and federal income tax purposes.

GAAP requires that certain components of net assets to be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable primarily to the disregarded entity period as the Fund registered under the Investment Company Act as filed with the SEC on October 10, 2024. Up until October 10, 2024 the Fund remained an unregistered entity. Starting from November 1, 2024, the Fund elected to be treated as, and qualified as, a regulated investment company under Subchapter M of the Internal Revenue Code of 1986. These reclassifications have no effect on net assets or NAV per share. For the period ended December 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings as follows:

Increase (Decrease)
Paid-in Capital	Total Distributable Earnings (Loss)
$7,973,176	$(7,973,176)

As of December 31, 2024 the components of accumulated earnings (deficit) on a tax basis for the funds were as follows:

Undistributed ordinary income	$511,799
Undistributed long-term gains	-
Tax accumulated earnings	$511,799

Accumulated capital and other losses	$(497,772)
Unrealized appreciation/(depreciation) on investments	676,372

Total accumulated earnings	$690,399

As of December 31, 2024, the Fund had other temporary differences of $497,772 related to organizational expenses.

The tax character of distributions paid during the tax year ended December 31, 2024 were as follows:

Distributions paid from:
Ordinary income	$4,000,000
Net long term capital gains	-
Total distributions paid	$4,000,000

16
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)
June 30, 2025 (Unaudited)

6.	Certain Risk Factors and Conflicts of Interest

Investors considering an investment in the Fund should be aware of potential risks. Prospective investors must rely upon their own examination of, and ability to understand, the nature of this investment, including the risks involved, in making a decision to invest in the Fund. There can be no assurance that the Fund will be able to achieve its investment objective or that investors will receive a return of their capital. In addition, there will be occasions when the Adviser or its affiliates may encounter potential conflicts of interest. By acquiring an interest in the Fund, each shareholder will be deemed to have acknowledged the existence of any such actual and potential conflicts of interest and to have waived any claim with respect to any liability arising from the existence of any such conflict of interest.

The Fund has been organized as a non-diversified, closed-end management investment company and is designed primarily for long-term investors. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike listed closed-end funds, which typically list their shares on a securities exchange, the Fund does not intend to list the shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Fund's shares of limited liability company interests (the "Shares"). The Board may, in its sole discretion, cause the Fund to offer to repurchase outstanding Shares at their NAV (after all applicable fees), or, in certain circumstances, at a discount. In addition, from time to time, the Adviser may recommend to the Board that the Fund conduct a repurchase offer of, generally, no more than 5% of the Fund’s net assets. The Fund is not obligated to repurchase any Shares. Shares are considerably less liquid than Shares of funds that trade on a stock exchange, or Shares of open-end registered investment companies. It is possible that the Fund may be unable to repurchase all of the Shares that an investor tenders due to the illiquidity of the portfolio investments or if the shareholders request the Fund to repurchase more Shares than the Fund is then offering to repurchase. There can be no assurance that the Fund will conduct repurchase offers in any particular period and shareholders may be unable to tender Shares for repurchase for an indefinite period of time.

There will be a substantial period of time between the date as of which shareholders must submit a request to have their Shares repurchased and the date they can expect to receive payment for their Shares from the Fund. Shareholders whose Shares are accepted for repurchase bear the risk that the Fund’s NAV may fluctuate significantly between the time that they submit their repurchase requests and the date as of which such Shares are valued for purposes of such repurchase. Shareholders will have to decide whether to request that the Fund repurchase their Shares without the benefit of having current information regarding the value of Shares on a date proximate to the date on which Shares are valued by the Fund for purposes of effecting such repurchases.

The Fund’s investments are generally illiquid, non-publicly traded securities and are realized as distributions from investments made and when investments are disposed of. Portfolio is comprised of private credit instruments that are not rated and as such they have been categorized as non-investment grade. These investments are subject to various risk factors including market, credit, and industry risk. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest rates. Other risks affecting these investments include, but are not limited to, increasing competition, rapid changes in technology and changes in economic conditions. Additionally, certain investments are denominated in foreign currencies that may be negatively affected by movements in the rate of exchange between the U.S. dollar and such foreign currencies. These risk factors could have a material effect on the ultimate realizable value of the Fund’s investments.

17
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)
June 30, 2025 (Unaudited)

6.	Certain Risk Factors and Conflicts of Interest (Continued)

Fund of funds make direct and indirect investments in a number of different currencies. Any returns on, and the value of such investments may, therefore, be materially affected by exchange rate fluctuations, local exchange control, limited liquidity of the relevant foreign exchange markets, the convertibility of the currencies in question and/or other factors. A decline in the value of the currencies in which the Fund investments are denominated against the U.S. dollar will result in a decrease in the Fund’s NAV. The Adviser generally will not hedge the value of investments made by the Fund against currency fluctuations. Accordingly, the performance of the Fund could be adversely affected by such currency fluctuations.

7.	Additional Risk Factors

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

8.	Other agreements

The Fund has retained Brown Brothers Harriman & Co. (the "Administrator"), to provide administrative services, and to assist with operational needs. The Administrator provides such services to the Fund pursuant to an administration agreement between the Fund and the Administrator (the “Administration Agreement”).

The Administrator is responsible directly or through its agents for, among other things, providing the following services to the Fund, as applicable; (1) maintaining a list of shareholders and generally performing all actions related to the issuance and repurchase of Shares, if any, including delivery of trade confirmations and capital statements; (2) providing certain administrative, clerical and bookkeeping services; (3) providing transfer agency services, services related to the payment of distributions, and accounting services; (4) computing the NAV of the Fund in accordance with U.S. GAAP and procedures defined in consultation with the Adviser; (5) assisting in the preparation of semi-annual and annual financial statements of the Fund in accordance with U.S. GAAP, quarterly reports of the operations of the Fund and information required for U.S. federal and applicable state and local income tax returns; (6) supervising regulatory compliance matters and preparing certain regulatory filings; and (7) performing additional services, as agreed upon, in connection with the administration of the Fund. The Administrator may from time to time delegate its responsibilities under the Administration Agreement to one or more parties selected by the Administrator, including its affiliates or affiliates of the Adviser.

In consideration for these services, the Administrator is paid a monthly fee calculated based upon the average NAV of the Fund, subject to a minimum annual fee (the “Administration Fee”). The Administration Fee is paid to the Administrator out of the assets of the Fund and therefore decreases the net profits or increases the net losses of the Fund. The Administrator is also reimbursed by the Fund for out-of-pocket expenses relating to services provided to the Fund and receives a fee for transfer agency services. The Administration Fee and the other terms of the Administration Agreement may change from time to time as may be agreed to by the Fund and the Administrator.

Brown Brothers Harriman & Co. serves as the primary custodian of the assets of the Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the Investment Company Act and the rules thereunder.

18
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Notes to the Financial Statements (Continued)
June 30, 2025 (Unaudited)

9.	Commitments

As of June 30, 2025, the Fund has $133,972,388 in unfunded commitments to private credit investments.

10.	Capital Share Transactions

One or more persons may be admitted to the Fund as shareholders upon the issuance of Shares in accordance Limited Liability Company Agreement. The Fund is authorized to issue an unlimited number of shares, which shall be divided into such transferable Shares of as many separate and distinct classes of shares as the Board may create and establish. The numbers of shares held by each shareholder shall be listed in the books and records of the Fund.

11.	In-Kind transfers

During the period ended June 30, 2025, there were no in-kind transfers of investments (December 31, 2024: $23,510,807). On August 15, 2024, 95,392 shares were redeemed, resulting in a realized loss on investments of $3,176. On September 6, 2024, 47,694 shares were redeemed, resulting in a realized loss on investments of $26,056. On October 3, 2024, 83,248 shares were redeemed, resulting in a realized loss on investments of $1,225.

12.	Significant Shareholder

As of June 30, 2025, the Fund has one shareholder that holds 100% of the outstanding Shares of the Fund.

13.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Fund based on events which have not yet occurred. However, based on the Adviser’s experience, the Fund believes the risk of loss from these arrangements to be remote.

14.	Subsequent Events

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

19
www.hamiltonlane.com HL SCOPE RIC LLC

HL SCOPE RIC LLC

Fund Information
June 30, 2025 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (866) 361-1720 or on SEC website at sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (866) 361-1720 or by accessing the Fund’s Form N-PX on the SEC’s website at sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at sec.gov. or without charge and upon request by calling the Fund at (866) 361-1720.

20
www.hamiltonlane.com HL SCOPE RIC LLC

Investment Adviser

Hamilton Lane Advisors, L.L.C.

110 Washington St, Ste. 1300

Conshohocken, PA 19428

www.hamiltonlane.com

Custodian

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Fund Administrator, Transfer Agent, and Fund Accountant

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Independent Registered Public Accounting Firm

KPMG LLP

1735 Market Street

Philadelphia, Pennsylvania 19103

1.(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable for semi-annual report.

(b) There are no changes to the portfolio managers identified in response to paragraph (a)(1) of the applicable Item in the Registrant’s most recent annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

No purchases were made during the reporting period by or on behalf of the Fund or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the Fund’s equity securities that is registered by the Registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)    Not applicable.

(b)    Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)    Not applicable.

(b)    Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) of the 1940 Act Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HL SCOPE RIC LLC

By:
/s/ Andrew Schardt

Andrew Schardt, President

(Principal Executive Officer)

Date: August 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

HL SCOPE RIC LLC

By:
/s/ Andrew Schardt

Andrew Schardt, President

(Principal Executive Officer)

Date: August 29, 2025

HL SCOPE RIC LLC

By:
/s/ Kaylin Liu

Kaylin Liu, Treasurer

(Principal Financial Officer)

Date: August 29, 2025